Credit Facilities (Details) - Schedule of short-term bank borrowings - Short-term Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 10,022,335	$ 7,579,324
The Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	From May 9, 2022 to May 9, 2023
Interest rate	5.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off	May 09, 2023
Total	$ 347,967
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From May 16, 2022 to May 16, 2023
Interest rate	4.50%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off	May 16, 2023
Total	$ 3,340,486
China Everbright Bank [Member]
Short-Term Debt [Line Items]
Term	From November 23, 2022 to November 22, 2023
Interest rate	5.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members
Date of paid off
Total	$ 2,087,804
Guilin Bank [Member]
Short-Term Debt [Line Items]
Term	From April 28, 2022 to April 28, 2023
Interest rate	8.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off	Apr. 28, 2023
Total	$ 420,460
Zhejiang Mintai Commercial Bank [Member]
Short-Term Debt [Line Items]
Term	From June 30, 2022 to June 8, 2023
Interest rate	5.50%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off
Total	$ 289,973
Zhejiang Tailong Commercial Bank Co., Ltd.[Member]
Short-Term Debt [Line Items]
Term	From November 18, 2022 to May 17, 2023
Interest rate	6.80%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees
Date of paid off	May 17, 2023
Total	$ 376,965
Haifa Baocheng Leasing Co., Ltd.[Member]
Short-Term Debt [Line Items]
Term	From September 2022 to September 2023
Interest rate	8.00%
Collateral/ Guarantee	Guarantee by Zhisheng's accounts receivable
Date of paid off
Total	$ 1,273,857
Bank of China One [Member]
Short-Term Debt [Line Items]
Term	From January 3, 2022 to January 3, 2023
Interest rate	3.65%
Collateral/ Guarantee	Guarantee by Mr. Lihui Wang
Date of paid off	Jan. 03, 2023
Total	$ 289,973
Bank of China Two [Member]
Short-Term Debt [Line Items]
Term	From September 2022 to September 2023
Interest rate	3.65%
Collateral/ Guarantee	Guarantee by Mr. Lihui Wang
Date of paid off
Total	$ 1,159,891
China Construction Bank [Member]
Short-Term Debt [Line Items]
Term	From June 4, 2022 to June 4, 2023
Interest rate	3.8525%
Collateral/ Guarantee	None
Date of paid off
Total	$ 434,959
Hangzhou United Rural Commercial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	From November 11, 2021 to November 5, 2022
Interest rate	6.80%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off	Nov. 05, 2022
Total		156,922
Hangzhou United Rural Commercial Bank Co., Ltd. One [Member]
Short-Term Debt [Line Items]
Term	From September 23, 2021 to September 22, 2022
Interest rate	5.80%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off	Sep. 22, 2022
Total		78,461
Hangzhou United Rural Commercial Bank Co., Ltd. Two [Member]
Short-Term Debt [Line Items]
Term	From September 16, 2021 to September 15, 2022
Interest rate	5.80%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off
Total		78,461
Hangzhou United Rural Commercial Bank Co., Ltd. Three [Member]
Short-Term Debt [Line Items]
Term	From July 14, 2021 to January 13, 2022
Interest rate	5.50%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off
Total		78,461
Hangzhou United Rural Commercial Bank Co., Ltd. Four [Member]
Short-Term Debt [Line Items]
Term	From June 29, 2021 to January 13, 2022
Interest rate	5.50%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off	Jan. 13, 2022
Total		784,609
Zhejiang Tailong Commercial Bank Co., Ltd.[Member]
Short-Term Debt [Line Items]
Term	From November 11, 2021 to November 19, 2022
Interest rate	6.80%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees
Date of paid off	Nov. 19, 2022
Total		470,765
Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	From April 28, 2021 to May 7, 2022
Interest rate	5.70%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off	May 07, 2022
Total		376,612
China Everbright Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	From November 12, 2021 to November 20, 2022
Interest rate	6.00%
Collateral/ Guarantee	Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang
Date of paid off
Total		2,259,674
Bank of Communication [Member]
Short-Term Debt [Line Items]
Term	From April 29, 2021 to May 9, 2022
Interest rate	5.70%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off
Total		$ 3,295,359